Adjustments reconciling profit after tax to operating cash flows (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash Generated from Operations

	2021 £m	2020 £m	2019 £m

Profit after tax	5,096	6,388	5,268

Tax on profits	346	580	953

Share of after-tax profits of associates and joint ventures	(33)	(33)	(74)

Finance expense net of finance income	756	848	814

Depreciation	1,195	1,214	1,231

Amortisation of intangible assets	1,182	1,137	1,103

Impairment and assets written off	540	781	825

Profit on sale of businesses	(38)	(2,831)	(201)

Profit on sale of intangible assets	(568)	(426)	(342)

Loss on sale of investments in associates	36	–	–

Profit on sale of equity investments	(8)	(69)	(2)

Business acquisition costs	–	–	59

Changes in working capital:

Decrease in inventories	25	119	300

Increase in trade receivables	(782)	(224)	(32)

Increase in trade payables	284	225	263

(Increase) in other receivables	(314)	(159)	(160)

Contingent consideration paid (see Note 32)	(742)	(765)	(780)

Other non-cash increase in contingent consideration liabilities	1,063	1,275	83

Increase in other payables	1,324	818	89

Increase/(decrease) in pension and other provisions	(340)	400	(188)

Share-based incentive plans	367	381	365

Fair value adjustments	(17)	464	19

Other	(129)	(27)	(61)

	4,147	3,708	4,264

Cash generated from operations	9,243	10,096	9,532